UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2011

Check here if Amendment			[ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		PACIFIC LIFE INSURANCE COMPANY
Address:	700 Newport Center Drive
		Newport Beach, CA 92660

13F File Number: 28-351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	John Torell
Title:	VP, IMD Accounting and Reporting
Phone:	949-219-1735

Signature, Place, and Date of Signing








Report Type (Check only one.):

[X]	13F Holdings Report.

[ ]	13F Notice.

[ ] 	13F Combination Report.

List of Other Managers Reporting for this Manager:

None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: 37,571

List of Other Included Managers:

None

PACIFIC LIFE INSURANCE COMPANY
PER SEC 13F
AS OF : 12/31/2011




						   	FAIR	SHARES/		Invest	Other	VOTING
NAME OF ISSUER			CLASS	CUSIP		VALUE	PRINCIPAL	Descret MNGR	AUTHORITY
AMGEN INC CONV SR NT SR B	DEB	031162AQ3	7026	7000000 PRN	SOLE		0
GOODYEAR TIRE & RUBBER CUM	PFD	382550309	973	20000 SH	SOLE		0
ISHARES IBOXX H/Y CORP BOND	COM	464288513	3130	35000 SH	SOLE		35000
MEDTRONIC INC CONV SR NT	DEB	585055AM8	20150 	20000000 PRN 	SOLE 		0
NEWTEK BUSINESS SERVICES INC	COM	652526104	121 	104794 SH 	SOLE		104794
PEABODY ENERGY CORP CONV JR 	DEB	704549AG9	3075 	3000000 PRN 	SOLE 		0
SPDR Barclays Capital HY 	COM	78464A417	3076 	80000 SH 	SOLE 		80000
ST PAUL TRAVELERS COS INC	COM	89417E109	20	341 SH 		SOLE 		341